BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term Debt	$ 1,287,156	$ 296,203	$ 166,594
Short-term debt interest rate	4.55%	0.27%	0.05%
Short-term debt, average for the year	$ 817,495	$ 204,503	$ 590,903
Short-term debt, average rate (as a percent)	2.34%	0.10%	1.09%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 51,203	$ 166,594
Short-term debt interest rate	0.00%	0.01%	0.05%
Short-term debt, average for the year	$ 29,526	$ 160,967	$ 149,036
Short-term debt, average rate (as a percent)	1.42%	0.07%	0.26%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 1,130,000	$ 225,000	$ 0
Short-term debt interest rate	4.58%	0.18%	0.00%
Short-term debt, average for the year	$ 672,928	$ 43,371	$ 441,867
Short-term debt, average rate (as a percent)	2.37%	0.20%	1.37%
Short-term Debt
Short-term Debt [Line Items]
Short-term Debt	$ 157,156	$ 20,000	$ 0
Short-term debt interest rate	4.33%	1.90%	0.00%
Short-term debt, average for the year	$ 115,041	$ 165	$ 0
Short-term debt, average rate (as a percent)	2.38%	1.92%	0.00%
Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 20,000